Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
In accordance with accounting standards, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The accounting standards establish a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.
Determination of Fair Value
Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon models that primarily use, as inputs, market-based or independently sourced market parameters, including yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves. In addition to market information, models may also incorporate transaction details, such as maturity. Valuation adjustments, such as liquidity valuation adjustments, may be necessary when the Plan is unable to observe a recent market price for a financial instrument that trades in inactive (or less active) markets. Liquidity adjustments are not taken for positions classified within Level 1 (as defined below) of the fair value hierarchy.
The methods described below may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Valuation Hierarchy
The three levels of inputs to measure fair value are as follows:
Level 1 – Quoted prices in active markets for identical assets and liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Valuation Methodologies
The valuation methodologies used for assets and liabilities measured at fair value, including their general classification based on the fair value hierarchy, include the following:
•Cash and cash equivalents – Where the net asset value (NAV) is a quoted price in a market that is active, it is classified within Level 1 of the valuation hierarchy.
•Corporate common stock – This investment is valued at the closing price reported on the major market on which the individual securities are traded. Common stock is classified within Level 1 of the valuation hierarchy.
•Common collective trusts – These investments are investment vehicles valued using the NAV, as a practical expedient, provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.
•Registered investment companies – These investments are public investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Where the NAV is a quoted price in a market that is active, it is classified within Level 1 of the valuation hierarchy.
•Pooled separate accounts – These investments are investment vehicles valued using the NAV, as a practical expedient, provided by the contract issuer. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.
The following tables present the financial instruments of the master trust at fair value by caption on the statements of net assets available for benefits and by category of the valuation hierarchy (as described above) as of December 31, 2025 and 2024. The master trust had no assets classified within Level 2 or Level 3 of the valuation hierarchy.
Master trust assets measured at fair value on a recurring basis:

December 31, 2025	Level 1	NAV (a)	Total
Common collective trusts	$—	$681,459,280	$681,459,280
Registered investment companies	452,989,632	—	452,989,632
Pooled separate accounts	—	151,624,798	151,624,798
Corporate common stock	93,113,165	—	93,113,165
Cash	4,805,431	—	4,805,431
	$550,908,228	$833,084,078	$1,383,992,306

December 31, 2024	Level 1	NAV (a)	Total
Common collective trusts	$—	$611,412,373	$611,412,373
Registered investment companies	385,843,440	—	385,843,440
Pooled separate accounts	—	140,662,433	140,662,433
Corporate common stock	68,021,722	—	68,021,722
Cash	3,451,804	—	3,451,804
	$457,316,966	$752,074,806	$1,209,391,772
(a) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3 and to the statements of net assets available for benefits.
In addition to the Plan’s investments in the master trust, the Plan held self-directed accounts that are invested in registered investment companies and are categorized as Level 1 assets. The following table presents the financial instruments of these self-directed accounts at fair value by caption on the statements of net assets available for benefits and by category of the valuation hierarchy (as described above) as of December 31, 2025 and 2024.

December 31, 2025	Level 1	Total
Registered investment companies	$3,938,119	$3,938,119

December 31, 2024	Level 1	Total
Registered investment companies	$2,184,749	$2,184,749